PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment by Operating Segments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 114,219	$ 115,489
Additions, net of disposals and assets reclassified as held for sale	3,679
Acquisitions through business combinations, property, plant and equipment	1,453
Disposals, property, plant and equipment	456
Depreciation expenses	(2,754)
Foreign currency translation	(3,192)
Increase (decrease) in property, plant and equipment	(1,270)
Right-of-use assets	4,100	4,100
Renewable Power and Transition
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	50,465	50,317
Additions, net of disposals and assets reclassified as held for sale	932
Acquisitions through business combinations, property, plant and equipment	713
Disposals, property, plant and equipment	102
Depreciation expenses	(795)
Foreign currency translation	(600)
Increase (decrease) in property, plant and equipment	148
Right-of-use assets	392	415
Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	37,470	38,655
Additions, net of disposals and assets reclassified as held for sale	1,288
Acquisitions through business combinations, property, plant and equipment	33
Disposals, property, plant and equipment	74
Depreciation expenses	(795)
Foreign currency translation	(1,637)
Increase (decrease) in property, plant and equipment	(1,185)
Right-of-use assets	3,700	4,000
Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,568	10,864
Additions, net of disposals and assets reclassified as held for sale	491
Acquisitions through business combinations, property, plant and equipment	43
Disposals, property, plant and equipment	98
Depreciation expenses	(262)
Foreign currency translation	(470)
Increase (decrease) in property, plant and equipment	(296)
Right-of-use assets	813	905
Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15,716	15,653
Additions, net of disposals and assets reclassified as held for sale	968
Acquisitions through business combinations, property, plant and equipment	664
Disposals, property, plant and equipment	182
Depreciation expenses	(902)
Foreign currency translation	(485)
Increase (decrease) in property, plant and equipment	63
Right-of-use assets	6,600	7,000
Private Equity and Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 1,700	$ 1,700